Equity (Details)															6 Months Ended
		May 28, 2026 $ / shares shares	May 12, 2026	Apr. 30, 2026 $ / shares	Apr. 03, 2026 USD ($)	Feb. 24, 2026 $ / shares shares	Feb. 02, 2026	Jan. 29, 2026 USD ($)	Dec. 31, 2025 $ / shares shares	Oct. 15, 2025 USD ($) shares	Oct. 15, 2025 SGD ($) shares	Apr. 07, 2025 $ / shares shares	Mar. 27, 2025 USD ($) shares	Mar. 27, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($)	Oct. 15, 2025 SGD ($)	Jun. 30, 2025 $ / shares shares	Apr. 21, 2022 $ / shares shares	Nov. 17, 2021 shares
Equity [Line Items]
Share authorized																				10,000
Par value per share | $ / shares																				$ 1
Capital contribution													$ 62	$ 80
Deferred IPO costs															$ 732,504	$ 941,927
Share capital value										$ 787								$ 1,012
Stockholders' Equity, Reverse Stock Split									1-for-40
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued																					10,000
Ordinary shares outstanding																				16,000,000
Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																				$ 0.000625
Forecast [Member]
Equity [Line Items]
Share authorized		125
Ordinary shares par value | $ / shares		$ 0.5
Deferred IPO costs | $					$ 9,817,500
Stockholders' Equity, Reverse Stock Split		1-for-40	1-for-40
Maximum [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares									$ 0.5						$ 0.5
Share split															1,600	1,600
Stockholders' Equity, Reverse Stock Split									1:100
Maximum [Member] | Forecast [Member]
Equity [Line Items]
Stockholders' Equity, Reverse Stock Split				1:100
Minimum [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares									$ 0.000625						$ 0.000625
Share split															1	1
Stockholders' Equity, Reverse Stock Split									1:2
Minimum [Member] | Forecast [Member]
Equity [Line Items]
Stockholders' Equity, Reverse Stock Split				1:2
Subsequent Event [Member]
Equity [Line Items]
Share authorized						21,563
Ordinary shares par value | $ / shares						$ 0.5
Deferred IPO costs | $								$ 8,655,000
Stockholders' Equity, Reverse Stock Split						1-for-20
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[1]								21,563						21,563				20,000
Par value per share | $ / shares												$ 0.000625
Ordinary shares par value | $ / shares	[1]								$ 0.5						$ 0.5				$ 0.5
Ordinary shares outstanding	[1]								21,563						21,563				20,000
Voting rights												1
Initial public offering										1,250,000	1,250,000
Class A Ordinary Shares [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares				$ 0.0125
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[1]								125						125				125
Ordinary shares par value | $ / shares	[1]								$ 0.5						$ 0.5				$ 0.5
Ordinary shares outstanding	[1]								125						125				125
Voting rights												10
Deferred IPO costs										$ 3,545,203	$ 4,558,777
Class B Ordinary Shares [Member] | True Sage [Member]
Equity [Line Items]
Ordinary shares issued													100,000	100,000
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares issued												50,000,000
Ordinary shares par value | $ / shares												$ 0.000625
Class B Ordinary Shares [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares				$ 0.0125
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Voting rights															30	30
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Voting rights															10	10
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Stockholders' Equity, Reverse Stock Split							1-for-20

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.